Goodwill - Summary Of Movement Of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ending Balance	$ 200,624
MAVEN TOPCO LIMITED [Member]
Beginning Balance	192,980	$ 182,994
Goodwill acquired	2,211	2,569
Foreign currency translation adjustments	5,433	7,417
Ending Balance	$ 200,624	$ 192,980